United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/15

Date of Reporting Period: 10/31/15

Item 1. Reports to Stockholders

Annual Shareholder Report
October 31, 2015
Share Class	Ticker
C	MXCCX
R	FMXKX
Institutional	FISPX
Service	FMXSX

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Max-Cap Index Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2015, was 3.71% for Class C Shares, 4.05% for Class R Shares, 4.87% for Institutional Shares and 4.52% for Service Shares. The total return of the Standard & Poor's 500® Index (“S&P 500”),1 the Fund's broad-based securities market index, was 5.20% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 500.
The Fund normally invests its assets primarily in the common stocks included in the S&P 500. Under normal circumstances, Fund management will also use enhanced strategies in an attempt to improve the performance of the portfolio relative to the S&P 500 to compensate for Fund expenses and tracking error (difference in the Fund's performance relative to the performance of the S&P 500). During the reporting period, the Fund's investment strategy focused on the use of enhanced strategies, which was the most significant factor affecting the Fund's performance relative to the S&P 500.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
During the reporting period, the domestic equity market had positive performance as evidenced by the 5.00% return of the S&P Composite 1500® Index.2 The largest stocks in the S&P Composite 1500® Index, as represented by the S&P 100® Index,3 led the market with a 5.81% return for the reporting period. Large-cap stocks followed with the S&P 500 returning 5.20% for the same period. Mid-cap stock performance trailed that of its larger peers as the S&P MidCap 400® Index4 returned 3.42%. Small-cap stocks as represented by the S&P SmallCap 600® Index5 had the worst performance of the market cap segments but still managed to return 2.85% for the reporting period. Growth stocks outperformed value stocks as the S&P Composite 1500® Growth Index6 returned 9.04% versus the 0.62% return of the S&P Composite 1500® Value Index.7
Within the S&P 500, the sector8 performance was mixed during the reporting period. Consumer Discretionary, Information Technology, Consumer Staples, Health Care, Financials and Industrials all had positive performance for the reporting period while Utilities, Telecommunication Services, Materials and Energy had negative performance. Consumer Discretionary led the way, advancing 20.86%, followed by Information Technology, (+11.19%) and Consumer Staples, (+9.38%). The Energy sector posted the weakest results, (-19.31%), followed by Materials, (-4.48%) and Telecommunication Services, (-2.25%). Amazon.com Inc. (Consumer Discretionary), Apple Inc. (Information
Annual Shareholder Report

Technology) and Facebook, Inc. (Information Technology) posted the strongest contribution to performance in the S&P 500, while Chevron Corporation (Energy), Exxon Mobile Corporation (Energy) and QUALCOMM Incorporated (Information Technology) detracted the most from performance for the reporting period.
Enhanced Strategies
Portfolio management of the enhanced strategies of the Fund consisted of overweighting and underweighting stocks relative to the S&P 500 based upon the Manager's quantitative analysis of the securities. During the reporting period, the Fund underperformed the S&P 500 by 0.33% on a net basis and outperformed the S&P 500 by 0.04% on a gross basis. This outperformance on a gross basis was primarily due to the efficacy of the quantitative strategy. The Fund invested in a stock-based strategy that also utilized S&P 500 futures9 to provide equity exposure on the Fund's cash balances. The S&P 500 had positive performance for the reporting period; therefore, the trading of futures contracts had a positive effect on the Fund's performance.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P 500.
2	The S&P Composite 1500® Index combines three leading indices, the S&P 500®, the S&P MidCap 400® Index and the S&P SmallCap 600® Index to cover approximately 90% of the U.S. market capitalization. The index is unmanaged, and it is not possible to invest directly in an index.
3	The S&P 100® Index, a sub-set of the S&P 500® Index, measures the performance of large cap companies in the United States. The Index comprises 100 major, blue chip companies across multiple industry groups. Individual stock options are listed for each index constituent. The index is unmanaged, and it is not possible to invest directly in an index.
4	The S&P MidCap 400® Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The index is unmanaged, and it is not possible to invest directly in an index.
5	The S&P SmallCap 600® Index measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. The index is unmanaged, and it is not possible to invest directly in an index.
6	The S&P Composite 1500® Growth Index measures growth stocks using three factors: sales growth, the ratio of earnings change to price, and momentum. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index which combines the S&P 500® Index, S&P MidCap 400® Index and the S&P SmallCap 600® Index. The index is unmanaged, and it is not possible to invest directly in an index.
7	The S&P Composite 1500® Value Index measures value stocks using three factors: the ratios of book value, earnings, and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index, which combines the S&P 500 ® Index, S&P MidCap 400® Index and the S&P SmallCap 600® Index. The index is unmanaged, and it is not possible to invest directly in an index.
8	Sector classifications are based upon the classification of the Standard & Poor's Global Industry Classification Standard.
9	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Max-Cap Index Fund from October 31, 2005 to October 31, 2015, compared to the Standard & Poor's 500® Index (S&P 500).2 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2015
■	Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00%, as applicable.

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 10/31/2015
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class C Shares	2.78%	12.92%	6.51%
Class R Shares	4.05%	13.29%	6.84%
Institutional Shares	4.87%	14.14%	7.64%
Service Shares	4.52%	13.78%	7.32%
S&P 500	5.20%	14.33%	7.85%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designated to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At October 31, 2015, the Fund's sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Information Technology	20.2%
Financials	15.8%
Health Care	14.1%
Consumer Discretionary	12.8%
Industrials	10.0%
Consumer Staples	9.3%
Energy	6.9%
Materials	2.9%
Utilities	2.8%
Telecommunication Services	2.3%
Derivative Contracts[2]	0.2%
Securities Lending Collateral[3]	1.2%
Cash Equivalents[4]	2.9%
Other Assets and Liabilities—Net[5]	(1.4)%
TOTAL[6]	100.0%
1	Except for Derivative Contracts, Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing securities lending collateral).
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's 500 Composite Stock Price (“S&P 500”) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is effectively 100.2%.
Annual Shareholder Report

Portfolio of Investments
October 31, 2015
Shares			Value
		COMMON STOCKS—97.1%[1]
		Consumer Discretionary—12.8%
1,882		Advance Auto Parts, Inc.	$373,445
11,877	[2]	Amazon.com, Inc.	7,433,814
1,473	[2]	AutoNation, Inc.	93,079
846	[2]	AutoZone, Inc.	663,611
4,915	[2]	Bed Bath & Beyond, Inc.	293,081
8,769		Best Buy Co., Inc.	307,178
8,492		Block (H&R), Inc.	316,412
7,897		BorgWarner, Inc.	338,150
14,402		CBS Corp., Class B	669,981
5,002		Cablevision Systems Corp., Class A	163,015
1,976	[2]	CarMax, Inc.	116,604
13,682		Carnival Corp.	739,923
853	[2]	Chipotle Mexican Grill, Inc.	546,116
9,963		Coach, Inc.	310,846
63,275		Comcast Corp., Class A	3,962,281
10,496	[3]	Comcast Corp., Special Class A	658,204
8,078		D.R. Horton, Inc.	237,816
7,092		Darden Restaurants, Inc.	438,924
9,105		Delphi Automotive PLC	757,445
2,700	[2]	Discovery Communications, Inc., Class C	74,304
8,024		Dollar General Corp.	543,786
6,205	[2]	Dollar Tree, Inc.	406,365
950		Expedia, Inc.	129,485
119,346		Ford Motor Co.	1,767,514
2,110	[2]	Fossil Group, Inc.	114,805
3,199	[3]	GameStop Corp.	147,378
8,683		Gap (The), Inc.	236,351
34,505		General Motors Co.	1,204,570
4,787		Genuine Parts Co.	434,468
7,467		Goodyear Tire & Rubber Co.	245,216
3,525		Hanesbrands, Inc.	112,589
7,054		Harley Davidson, Inc.	348,820
2,379		Harman International Industries, Inc.	261,595
6,700		Hasbro, Inc.	514,761
37,850		Home Depot, Inc.	4,679,774
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
24,910		Interpublic Group Cos., Inc.	$571,186
20,689		Johnson Controls, Inc.	934,729
6,907		Kohl's Corp.	318,551
7,067		L Brands, Inc.	678,291
9,950		Leggett and Platt, Inc.	448,049
250		Lennar Corp., Class A	12,518
31,183		Lowe's Cos., Inc.	2,302,241
10,041		Macy's, Inc.	511,890
5,866		Marriott International, Inc., Class A	450,391
12,246	[3]	Mattel, Inc.	301,007
27,447		McDonald's Corp.	3,080,926
6,921	[2]	Michael Kors Holdings Ltd.	267,427
3,146	[2]	Mohawk Industries, Inc.	615,043
10,157	[2]	NetFlix, Inc.	1,100,816
6,742		Newell Rubbermaid, Inc.	286,063
3,923		News Corp.	60,728
13,291		News Corp., Class A	204,681
22,399		Nike, Inc., Class B	2,934,941
633		Nordstrom, Inc.	41,278
3,992	[2]	O'Reilly Automotive, Inc.	1,102,830
7,025		Omnicom Group, Inc.	526,313
2,201		PVH Corp.	200,181
9,088		Pulte Group, Inc.	166,583
2,232		Ralph Lauren Corp.	247,239
11,261		Ross Stores, Inc.	569,581
2,397		Royal Caribbean Cruises, Ltd.	235,745
7,719		Scripps Networks Interactive	463,758
474		Signet Jewelers Ltd.	71,546
18,104		Staples, Inc.	235,171
48,642		Starbucks Corp.	3,043,530
5,538		Starwood Hotels & Resorts	442,320
19,317		TJX Cos., Inc.	1,413,811
22,008		Target Corp.	1,698,577
4,550	[2,3]	Tegna, Inc.	123,032
1,511	[2]	The Priceline Group, Inc.	2,197,357
6,564		Tiffany & Co.	541,136
8,133		Time Warner Cable, Inc.	1,540,390
20,522		Time Warner, Inc.	1,546,127
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
7,029		Tractor Supply Co.	$649,409
37,246		Twenty-First Century Fox, Inc.	1,143,080
13,774		Twenty-First Century Fox, Inc., Class B	425,341
2,844	[2]	Under Armour, Inc., Class A	270,408
4,563	[2]	Urban Outfitters, Inc.	130,502
9,391		V.F. Corp.	634,080
11,473		Viacom, Inc., Class B - New	565,734
46,634		Walt Disney Co.	5,304,151
2,177		Whirlpool Corp.	348,625
3,121		Wyndham Worldwide Corp.	253,893
12,306		Yum Brands, Inc.	872,618
		TOTAL	71,725,530
		Consumer Staples—9.3%
57,299		Altria Group, Inc.	3,464,870
19,268		Archer-Daniels-Midland Co.	879,777
2,868		Brown-Forman Corp., Class B	304,524
32,596		CVS Health Corp.	3,219,833
10,401	[3]	Campbell Soup Co.	528,267
3,364		Clorox Co.	410,206
5,199		Coca-Cola Enterprises, Inc.	266,917
27,565		Colgate-Palmolive Co.	1,828,938
18,919		ConAgra Foods, Inc.	767,165
3,112		Constellation Brands, Inc., Class A	419,498
11,240		Costco Wholesale Corp.	1,777,269
5,001		Dr. Pepper Snapple Group, Inc.	446,939
6,149		Estee Lauder Cos., Inc., Class A	494,749
16,882		General Mills, Inc.	981,013
3,862		Hershey Foods Corp.	342,521
3,166		Hormel Foods Corp.	213,863
10,854		Kimberly-Clark Corp.	1,299,332
6,807		Kellogg Co.	480,030
16,974		Kraft Heinz Co./The	1,323,463
27,471		Kroger Co.	1,038,404
2,819		McCormick & Co., Inc.	236,740
6,714		Mead Johnson Nutrition Co.	550,548
4,929		Molson Coors Brewing Co., Class B	434,245
47,789		Mondelez International, Inc.	2,205,940
2,584	[2]	Monster Beverage Corp.	352,251
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
44,201		PepsiCo, Inc.	$4,516,900
42,852		Philip Morris International, Inc.	3,788,117
81,330		Procter & Gamble Co.	6,211,985
30,786		Reynolds American, Inc.	1,487,579
5,288		Smucker (J.M.) Co.	620,758
15,119		Sysco Corp.	623,659
117,635		The Coca-Cola Co.	4,981,842
7,850		Tyson Foods, Inc., Class A	348,226
47,692		Wal-Mart Stores, Inc.	2,729,890
26,541		Walgreens Boots Alliance, Inc.	2,247,492
12,200		Whole Foods Market, Inc.	365,512
		TOTAL	52,189,262
		Energy—6.9%
11,294		Anadarko Petroleum Corp.	755,343
12,470		Apache Corp.	587,711
12,007		Baker Hughes, Inc.	632,529
9,193		CONSOL Energy, Inc.	61,225
10,603		Cabot Oil & Gas Corp., Class A	230,191
9,651	[2]	Cameron International Corp.	656,364
56,561		Chevron Corp.	5,140,264
2,327		Cimarex Energy Co.	274,726
7,140		Columbia Pipeline Group, Inc.	148,298
37,684		ConocoPhillips	2,010,441
17,860		Devon Energy Corp.	748,870
15,849		EOG Resources, Inc.	1,360,637
3,829		EQT Corp.	252,982
10,091		Ensco PLC	167,813
124,169		Exxon Mobil Corp.	10,273,743
6,483	[2]	FMC Technologies, Inc.	219,320
25,428		Halliburton Co.	975,927
2,958		Helmerich & Payne, Inc.	166,447
2,393		Hess Corp.	134,510
51,710		Kinder Morgan, Inc.	1,414,268
4,266		Marathon Oil Corp.	78,409
21,491		Marathon Petroleum Corp.	1,113,234
6,706		Murphy Oil Corp.	190,652
4,820		National Oilwell Varco, Inc.	181,425
3,789	[2]	Newfield Exploration Co.	152,280
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Energy—continued
14,202		Noble Energy, Inc.	$509,000
7,649		ONEOK, Inc.	259,454
22,006		Occidental Petroleum Corp.	1,640,327
10,941		Phillips 66	974,296
2,332		Pioneer Natural Resources, Inc.	319,810
6,177	[3]	Range Resources Corp.	188,028
36,904		Schlumberger Ltd.	2,884,417
28,324	[2]	Southwestern Energy Co.	312,697
18,118		Spectra Energy Corp.	517,631
6,431		Tesoro Petroleum Corp.	687,667
26,669	[3]	Transocean Ltd.	422,170
19,068		Valero Energy Corp.	1,256,963
25,967		Williams Companies, Inc.	1,024,138
		TOTAL	38,924,207
		Financials—15.8%
7,055		Ace, Ltd.	801,025
3,063	[2]	Affiliated Managers Group	552,136
13,192		Aflac, Inc.	840,990
12,778		Allstate Corp.	790,703
25,961		American Express Co.	1,901,903
33,983		American International Group, Inc.	2,142,968
12,612		American Tower Corp.	1,289,325
5,770		Ameriprise Financial, Inc.	665,627
8,885		Aon PLC	829,059
3,212		Apartment Investment & Management Co., Class A	125,878
1,305		Assurant, Inc.	106,397
5,481		Avalonbay Communities, Inc.	958,243
24,603		BB&T Corp.	914,001
294,593		Bank of America Corp.	4,943,271
56,053	[2]	Berkshire Hathaway, Inc., Class B	7,624,329
3,973		Blackrock, Inc.	1,398,377
2,382		Boston Properties, Inc.	299,775
16,417	[2]	CBRE Group, Inc.	612,026
9,470		CME Group, Inc.	894,631
16,801		Capital One Financial Corp.	1,325,599
6,311		Chubb Corp.	816,328
9,236		Cincinnati Financial Corp.	556,284
94,464		Citigroup, Inc.	5,022,651
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
6,186		Comerica, Inc.	$268,472
10,583		Crown Castle International Corp.	904,423
13,911		Discover Financial Services	782,076
7,929	[2]	E*Trade Financial Corp.	226,056
1,512		Equinix, Inc.	448,580
14,403		Equity Residential Properties Trust	1,113,640
3,139		Essex Property Trust, Inc.	691,961
24,347		Fifth Third Bancorp	463,810
12,806		Franklin Resources, Inc.	521,973
15,342		General Growth Properties, Inc.	444,151
25,134	[2]	Genworth Financial, Inc., Class A	117,627
11,974		Goldman Sachs Group, Inc.	2,245,125
14,279		HCP, Inc.	531,179
18,010		Hartford Financial Services Group, Inc.	833,143
25,306	[3]	Host Hotels & Resorts, Inc.	438,553
24,379		Huntington Bancshares, Inc.	267,438
3,056		Intercontinental Exchange, Inc.	771,334
14,293		Invesco Ltd.	474,099
114,026		JPMorgan Chase & Co.	7,326,170
28,877		KeyCorp	358,652
10,088		Kimco Realty Corp.	270,056
4,005		Legg Mason, Inc.	179,224
12,735		Lincoln National Corp.	681,450
1,340		Loews Corp.	48,856
4,392		M & T Bank Corp.	526,381
589		Macerich Co. (The)	49,912
14,785		Marsh & McLennan Cos., Inc.	824,116
7,541		McGraw Hill Financial, Inc.	698,598
34,272		MetLife, Inc.	1,726,623
7,723		Moody's Corp.	742,644
37,617		Morgan Stanley	1,240,232
8,625		NASDAQ, Inc.	499,301
31,866		Navient Corp.	420,313
2,751		Northern Trust Corp.	193,643
15,192		PNC Financial Services Group	1,371,230
9,196		People's United Financial, Inc.	146,676
3,902		Plum Creek Timber Co., Inc.	158,967
13,451		Principal Financial Group	674,702
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
15,745		Progressive Corp. Ohio	$521,632
14,509		ProLogis, Inc.	619,970
14,065		Prudential Financial	1,160,363
4,116		Public Storage	944,457
5,867		Realty Income Corp.	290,182
43,789		Regions Financial Corp.	409,427
3,430		SL Green Realty Corp.	406,867
35,361		Schwab (Charles) Corp.	1,079,218
8,911		Simon Property Group, Inc.	1,795,210
8,481		State Street Corp.	585,189
8,720		SunTrust Banks, Inc.	362,054
6,878		T. Rowe Price Group, Inc.	520,114
32,513		The Bank of New York Mellon Corp.	1,354,166
9,329		The Travelers Cos, Inc.	1,053,151
2,554		Torchmark Corp.	148,158
49,132		U.S. Bancorp	2,072,388
7,208		Unum Group	249,757
8,938		Ventas, Inc.	480,149
4,698		Vornado Realty Trust	472,384
139,782		Wells Fargo & Co.	7,567,797
6,519	[2]	Welltower, Inc.	422,888
17,096		Weyerhaeuser Co.	501,426
2,078		XL Group PLC	79,130
7,253		Zions Bancorp	208,669
		TOTAL	88,397,658
		Health Care—14.1%
24,219		Amgen, Inc.	3,830,961
45,458		Abbott Laboratories	2,036,518
49,176		AbbVie, Inc.	2,928,431
10,238		Aetna, Inc.	1,175,118
10,148		Agilent Technologies, Inc.	383,189
6,661	[2]	Alexion Pharmaceuticals, Inc.	1,172,336
11,646	[2]	Allergan PLC	3,592,442
8,541		AmerisourceBergen Corp.	824,292
7,424		Anthem, Inc.	1,033,050
3,524		Bard (C.R.), Inc.	656,697
17,502		Baxalta, Inc.	603,119
9,041		Baxter International, Inc.	338,043
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
5,874		Becton, Dickinson & Co.	$837,163
6,186	[2]	Biogen, Inc.	1,797,095
36,899	[2]	Boston Scientific Corp.	674,514
49,256		Bristol-Myers Squibb Co.	3,248,433
9,475		CIGNA Corp.	1,270,029
9,111		Cardinal Health, Inc.	748,924
23,210	[2]	Celgene Corp.	2,848,099
13,161	[2]	Cerner Corp.	872,443
4,419	[2]	DaVita HealthCare Partners, Inc.	342,517
9,018		Dentsply International, Inc.	548,745
1,355	[2]	Edwards Lifesciences Corp.	212,938
5,544	[2]	Endo International PLC	332,585
19,795	[2]	Express Scripts Holding Co.	1,709,892
45,936		Gilead Sciences, Inc.	4,967,060
10,103	[2]	HCA Holdings, Inc.	694,985
2,100	[2]	Henry Schein, Inc.	318,591
3,019		Humana, Inc.	539,284
597	[2]	Intuitive Surgical, Inc.	296,470
82,818		Johnson & Johnson	8,367,103
2,591	[2]	Laboratory Corp. of America Holdings	318,019
31,876		Lilly (Eli) & Co.	2,600,125
6,552	[2]	Mallinckrodt PLC	430,270
6,850		McKesson Corp.	1,224,780
42,750		Medtronic PLC	3,160,080
78,853		Merck & Co., Inc.	4,310,105
6,991	[2]	Mylan NV	308,233
1,422		Patterson Companies, Inc.	67,403
2,306		PerkinElmer, Inc.	119,082
4,057		Perrigo Co. PLC	639,951
184,423		Pfizer, Inc.	6,237,186
5,029		Quest Diagnostics, Inc.	341,721
2,242	[2]	Regeneron Pharmaceuticals, Inc.	1,249,668
8,205		St. Jude Medical, Inc.	523,561
11,987		Stryker Corp.	1,146,197
9,807		Thermo Fisher Scientific, Inc.	1,282,559
27,958		UnitedHealth Group, Inc.	3,292,893
2,558		Universal Health Services, Inc., Class B	312,306
2,270	[2]	Varian Medical Systems, Inc.	178,263
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
7,038	[2]	Vertex Pharmaceuticals, Inc.	$877,920
2,024	[2]	Waters Corp.	258,667
2,493		Zimmer Biomet Holdings, Inc.	260,693
12,504		Zoetis, Inc.	537,797
		TOTAL	78,878,545
		Industrials—10.0%
18,233		3M Co.	2,866,410
6,221		AMETEK, Inc.	341,035
3,686		Allegion PLC	240,217
20,333		American Airlines Group, Inc.	939,791
19,354		Boeing Co.	2,865,747
3,458		C.H. Robinson Worldwide, Inc.	239,916
20,299		CSX Corp.	547,870
18,607		Caterpillar, Inc.	1,358,125
5,369		Cummins, Inc.	555,745
17,075		Danaher Corp.	1,593,268
9,164		Deere & Co.	714,792
23,186		Delta Air Lines, Inc.	1,178,776
8,884		Dover Corp.	572,396
1,562		Dun & Bradstreet Corp.	177,865
9,157		Eaton Corp PLC	511,968
13,963		Emerson Electric Co.	659,472
6,160		Equifax, Inc.	656,471
4,549		Expeditors International Washington, Inc.	226,495
15,408	[3]	Fastenal Co.	603,377
7,804		FedEx Corp.	1,217,814
5,169		Flowserve Corp.	239,635
8,798		General Dynamics Corp.	1,307,207
310,236		General Electric Co.	8,972,025
22,707		Honeywell International, Inc.	2,345,179
6,067		Hunt (J.B.) Transportation Services, Inc.	463,337
10,127		Illinois Tool Works, Inc.	931,076
8,811		Ingersoll-Rand PLC	522,140
10,322	[2]	Jacobs Engineering Group, Inc.	414,325
3,818		Kansas City Southern Industries, Inc.	315,978
4,796	[3]	L-3 Communications Holdings, Inc.	606,214
6,679		Lockheed Martin Corp.	1,468,245
8,328		Masco Corp.	241,512
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
9,795		Nielsen Holdings PLC	$465,360
5,742		Norfolk Southern Corp.	459,532
5,262		Northrop Grumman Corp.	987,941
10,795		PACCAR, Inc.	568,357
4,027		Parker-Hannifin Corp.	421,627
454		Pentair PLC	25,388
2,948		Precision Castparts Corp.	680,428
8,171	[2]	Quanta Services, Inc.	164,319
6,573		Raytheon Co.	771,670
7,786		Republic Services, Inc.	340,560
3,999		Robert Half International, Inc.	210,587
6,445		Rockwell Automation, Inc.	703,536
3,537		Rockwell Collins	306,729
4,604		Roper Technologies, Inc.	857,955
1,720		Ryder Systems, Inc.	123,462
1,401		Snap-On, Inc.	232,412
18,270		Southwest Airlines Co.	845,718
4,037		Stanley Black & Decker, Inc.	427,841
2,143	[2]	Stericycle, Inc.	260,096
7,502		Textron, Inc.	316,359
13,145	[3]	The ADT Corp.	434,311
13,953		Tyco International PLC	508,447
26,359		Union Pacific Corp.	2,355,177
15,454	[2]	United Continental Holdings, Inc.	932,031
20,463		United Parcel Service, Inc.	2,108,098
6,576	[2]	United Rentals, Inc.	492,279
25,165		United Technologies Corp.	2,476,488
4,603	[2]	Verisk Analytics, Inc.	329,621
1,924		W. W. Grainger, Inc.	404,040
13,536		Waste Management, Inc.	727,695
5,953		Xylem, Inc.	216,749
		TOTAL	56,049,236
		Information Technology—20.2%
18,628		Accenture PLC	1,996,922
14,139		Activision Blizzard, Inc.	491,472
14,675	[2]	Adobe Systems, Inc.	1,301,085
4,871	[2]	Akamai Technologies, Inc.	296,254
1,788	[2]	Alliance Data Systems Corp.	531,590
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
8,651	[2]	Alphabet, Inc., Class A	$6,379,161
8,747	[2]	Alphabet, Inc., Class C	6,217,455
7,953		Altera Corp.	417,930
8,199		Amphenol Corp., Class A	444,550
9,740		Analog Devices, Inc.	585,569
171,711		Apple, Inc.	20,519,464
19,411		Applied Materials, Inc.	325,522
6,868	[2]	Autodesk, Inc.	379,045
14,027		Automatic Data Processing, Inc.	1,220,209
8,117		Avago Technologies Ltd.	999,446
15,662		Broadcom Corp.	805,027
11,172		CA, Inc.	309,576
152,509		Cisco Systems, Inc.	4,399,885
4,692	[2]	Citrix Systems, Inc.	385,213
17,280	[2]	Cognizant Technology Solutions Corp.	1,176,941
8,298		Computer Sciences Corp.	552,564
22,087		Corning, Inc.	410,818
59,291		EMC Corp. Mass	1,554,610
32,360	[2]	eBay, Inc.	902,844
8,528	[2]	Electronic Arts, Inc.	614,613
6,374	[2]	FIserv, Inc.	615,155
4,999		FLIR Systems, Inc.	133,323
1,935	[2]	F5 Networks, Inc.	213,237
66,985	[2]	Facebook, Inc.	6,830,460
7,614		Fidelity National Information Services, Inc.	555,213
2,905	[2]	First Solar, Inc.	165,788
7,175		Harris Corp.	567,758
55,557		Hewlett-Packard Co.	1,497,817
142,992		Intel Corp.	4,841,709
25,014		International Business Machines Corp.	3,503,961
11,275		Intuit, Inc.	1,098,523
9,918		Juniper Networks, Inc.	311,326
4,277		Lam Research Corp.	327,575
1,212		Linear Technology Corp.	53,837
29,090		Mastercard, Inc., Class A	2,879,619
7,473		Microchip Technology, Inc.	360,871
47,853	[2]	Micron Technology, Inc.	792,446
238,794		Microsoft Corp.	12,570,116
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
890		Motorola Solutions, Inc.	$62,273
26,387		NVIDIA Corp.	748,599
10,533		NetApp, Inc.	358,122
89,527		Oracle Corp.	3,477,229
3,971		Paychex, Inc.	204,824
34,512	[2]	PayPal Holdings, Inc.	1,242,777
5,455	[2,3]	Qorvo, Inc.	239,638
41,942		Qualcomm, Inc.	2,492,194
9,100	[2]	Red Hat, Inc.	719,901
22,034	[2]	Salesforce.com, Inc.	1,712,262
7,026		Sandisk Corp.	541,002
7,882	[3]	Seagate Technology	299,989
5,260		Skyworks Solutions, Inc.	406,282
7,351		Symantec Corp.	151,431
12,790		TE Connectivity Ltd.	824,188
5,969	[2]	Teradata Corporation	167,789
31,576		Texas Instruments, Inc.	1,790,991
10,514		Total System Services, Inc.	551,459
6,662	[2,3]	Verisign, Inc.	536,957
57,240	[3]	Visa, Inc., Class A Shares	4,440,679
7,490		Western Digital Corp.	500,482
14,046		Western Union Co.	270,386
34,771		Xerox Corp.	326,500
6,677		Xilinx, Inc.	317,959
17,309	[2]	Yahoo, Inc.	616,547
		TOTAL	113,536,959
		Materials—2.9%
5,953		Air Products & Chemicals, Inc.	827,348
2,415		Airgas, Inc.	232,226
44,149		Alcoa, Inc.	394,251
1,852		Avery Dennison Corp.	120,324
3,329		Ball Corp.	228,036
2,086		CF Industries Holdings, Inc.	105,906
35,584		Dow Chemical Co.	1,838,625
22,389		Du Pont (E.I.) de Nemours & Co.	1,419,463
5,154		Eastman Chemical Co.	371,964
8,003		Ecolab, Inc.	963,161
13,692		Freeport-McMoRan, Inc.	161,155
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Materials—continued
12,098		International Paper Co.	$516,464
14,094		LyondellBasell Industries NV, Class A	1,309,473
1,694		Martin Marietta Materials	262,824
14,476		Monsanto Co.	1,349,453
11,358		Mosaic Co./The	383,787
30,826		Newmont Mining Corp.	599,874
15,794		Nucor Corp.	668,086
7,207	[2]	Owens-Illinois, Inc.	155,311
8,364		PPG Industries, Inc.	872,031
8,997		Praxair, Inc.	999,477
11,198		Sealed Air Corp.	550,046
2,354		Sherwin-Williams Co.	628,118
5,412		Sigma-Aldrich Corp.	756,165
3,442		Vulcan Materials Co.	332,428
6,876		WestRock Co.	369,654
		TOTAL	16,415,650
		Telecommunication Services—2.3%
184,332		AT&T, Inc.	6,176,965
18,727		CenturyLink, Inc.	528,289
44,724		Frontier Communications Corp.	229,881
8,663	[2]	Level 3 Communications, Inc.	441,380
121,941		Verizon Communications	5,716,594
		TOTAL	13,093,109
		Utilities—2.8%
5,923		Ameren Corp.	258,717
14,019		American Electric Power Co., Inc.	794,176
15,928		CMS Energy Corp.	574,523
15,632		CenterPoint Energy, Inc.	289,974
7,894		Consolidated Edison Co.	519,030
4,665		DTE Energy Co.	380,617
16,906		Dominion Resources, Inc.	1,207,596
16,724		Duke Energy Corp.	1,195,264
13,942		Edison International	843,770
6,141		Entergy Corp.	418,570
3,957		EverSource Energy	201,570
27,248		Exelon Corp.	760,764
13,723		FirstEnergy Corp.	428,158
12,540		NRG Energy, Inc.	161,641
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
16,313		NextEra Energy, Inc.	$1,674,693
6,463		NiSource, Inc.	123,831
19,732		PG & E Corp.	1,053,689
11,448		PPL Corp.	393,811
9,445		Pepco Holdings, Inc.	251,520
2,448		Pinnacle West Capital Corp.	155,472
13,746		Public Service Enterprises Group, Inc.	567,572
7,465		Sempra Energy	764,491
28,187		Southern Co.	1,271,234
5,038		TECO Energy, Inc.	136,026
8,320	[2]	WEC Energy Group, Inc.	428,979
22,766		Xcel Energy, Inc.	811,153
		TOTAL	15,666,841
		TOTAL COMMON STOCKS (IDENTIFIED COST $189,237,936)	544,876,997
		INVESTMENT COMPANIES—4.1%
6,779,623	[4,6]	Federated Money Market Management, Institutional Shares, 0.16%[5]	6,779,623
16,422,181	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.16%[5]	16,422,181
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	23,201,804
		TOTAL INVESTMENTS—101.2% (IDENTIFIED COST $212,439,740)[7]	568,078,801
		OTHER ASSETS AND LIABILITIES - NET—(1.2)%[8]	(6,702,386)
		TOTAL NET ASSETS—100%	$561,376,415
At October 31, 2015, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P 500 E-Mini Index Long Futures	13	$1,347,905	December 2015	$20,700
2S&P 500 Index Long Futures	31	$16,071,175	December 2015	$925,049
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$945,749
Unrealized Appreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $17,419,080 at October 31, 2015, which represents 3.1% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.2%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
Annual Shareholder Report

4	Affiliated holding.
5	7-day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	The cost of investments for federal tax purposes amounts to $220,841,261.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.27	$16.34	$14.17	$12.83	$12.69
Income From Investment Operations:
Net investment income	0.11	0.09	0.11[1]	0.09	0.08[1]
Net realized and unrealized gain on investments and futures contracts	0.51	2.29	3.29	1.60	0.77
TOTAL FROM INVESTMENT OPERATIONS	0.62	2.38	3.40	1.69	0.85
Less Distributions:
Distributions from net investment income	(0.11)	(0.09)	(0.11)	(0.09)	(0.08)
Distributions from net realized gain on investments and futures contracts	(1.72)	(1.36)	(1.12)	(0.26)	(0.63)
TOTAL DISTRIBUTIONS	(1.83)	(1.45)	(1.23)	(0.35)	(0.71)
Net Asset Value, End of Period	$16.06	$17.27	$16.34	$14.17	$12.83
Total Return[2]	3.71%	15.74%	26.19%	13.43%	6.87%
Ratios to Average Net Assets:
Net expenses	1.42%	1.42%	1.43%	1.43%	1.43%
Net investment income	0.61%	0.56%	0.73%	0.72%	0.59%
Expense waiver/reimbursement[3]	0.04%	0.04%	0.04%	0.07%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,273	$38,684	$37,078	$30,445	$29,402
Portfolio turnover	31%	28%	26%	38%	53%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.39	$16.45	$14.26	$12.90	$12.76
Income From Investment Operations:
Net investment income	0.16	0.13	0.16[1]	0.15	0.12[1]
Net realized and unrealized gain on investments and futures contracts	0.52	2.31	3.31	1.61	0.77
TOTAL FROM INVESTMENT OPERATIONS	0.68	2.44	3.47	1.76	0.89
Less Distributions:
Distributions from net investment income	(0.16)	(0.14)	(0.16)	(0.14)	(0.12)
Distributions from net realized gain on investments and futures contracts	(1.72)	(1.36)	(1.12)	(0.26)	(0.63)
TOTAL DISTRIBUTIONS	(1.88)	(1.50)	(1.28)	(0.40)	(0.75)
Net Asset Value, End of Period	$16.19	$17.39	$16.45	$14.26	$12.90
Total Return[2]	4.05%	16.05%	26.59%	13.89%	7.18%
Ratios to Average Net Assets:
Net expenses	1.10%	1.10%	1.07%	1.10%	1.10%
Net investment income	0.93%	0.87%	1.09%	1.03%	0.91%
Expense waiver/reimbursement[3]	0.06%	0.04%	0.04%	0.07%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$45,190	$43,501	$47,403	$40,047	$32,474
Portfolio turnover	31%	28%	26%	38%	53%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.50	$16.54	$14.33	$12.96	$12.82
Income From Investment Operations:
Net investment income	0.27	0.27	0.27[1]	0.25	0.22[1]
Net realized and unrealized gain on investments and futures contracts	0.54	2.31	3.33	1.62	0.77
TOTAL FROM INVESTMENT OPERATIONS	0.81	2.58	3.60	1.87	0.99
Less Distributions:
Distributions from net investment income	(0.28)	(0.26)	(0.27)	(0.24)	(0.22)
Distributions from net realized gain on investments and futures contracts	(1.72)	(1.36)	(1.12)	(0.26)	(0.63)
TOTAL DISTRIBUTIONS	(2.00)	(1.62)	(1.39)	(0.50)	(0.85)
Net Asset Value, End of Period	$16.31	$17.50	$16.54	$14.33	$12.96
Total Return[2]	4.87%	16.94%	27.51%	14.74%	7.96%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.68%	1.62%	1.80%	1.80%	1.67%
Expense waiver/reimbursement[3]	0.07%	0.07%	0.08%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$257,742	$266,292	$252,517	$198,656	$187,164
Portfolio turnover	31%	28%	26%	38%	53%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.40	$16.45	$14.26	$12.90	$12.77
Income From Investment Operations:
Net investment income	0.21	0.22	0.23[1]	0.20	0.18[1]
Net realized and unrealized gain on investments and futures contracts	0.54	2.30	3.30	1.62	0.76
TOTAL FROM INVESTMENT OPERATIONS	0.75	2.52	3.53	1.82	0.94
Less Distributions:
Distributions from net investment income	(0.23)	(0.21)	(0.22)	(0.20)	(0.18)
Distributions from net realized gain on investments and futures contracts	(1.72)	(1.36)	(1.12)	(0.26)	(0.63)
TOTAL DISTRIBUTIONS	(1.95)	(1.57)	(1.34)	(0.46)	(0.81)
Net Asset Value, End of Period	$16.20	$17.40	$16.45	$14.26	$12.90
Total Return[2]	4.52%	16.62%	27.11%	14.38%	7.59%
Ratios to Average Net Assets:
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.38%	1.32%	1.53%	1.50%	1.35%
Expense waiver/reimbursement[3]	0.35%	0.35%	0.36%	0.39%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$218,171	$270,634	$251,893	$259,304	$287,432
Portfolio turnover	31%	28%	26%	38%	53%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2015
Assets:
Total investment in securities, at value including $6,573,553 of securities loaned and $23,201,804 of investment in affiliated holdings (Note 5) (identified cost $212,439,740)		$568,078,801
Restricted cash (Note 2)		772,841
Income receivable		637,764
Receivable for investments sold		277
Receivable for shares sold		400,708
TOTAL ASSETS		569,890,391
Liabilities:
Payable for shares redeemed	$1,369,177
Payable for daily variation margin	73,514
Payable for collateral due to broker for securities lending	6,779,623
Payable to adviser (Note 5)	8,833
Payable for distribution services fee (Note 5)	52,894
Payable for other service fees (Notes 2 and 5)	65,738
Accrued expenses (Note 5)	164,197
TOTAL LIABILITIES		8,513,976
Net assets for 34,570,456 shares outstanding		$561,376,415
Net Assets Consist of:
Paid-in capital		$152,299,390
Net unrealized appreciation of investments and futures contracts		356,584,810
Accumulated net realized gain on investments and futures contracts		51,963,212
Undistributed net investment income		529,003
TOTAL NET ASSETS		$561,376,415
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class C Shares:
Net asset value per share ($40,273,147 ÷ 2,507,753 shares outstanding), no par value, unlimited shares authorized	$16.06
Offering price per share	$16.06
Redemption proceeds per share (99.00/100 of $16.06)	$15.90
Class R Shares:
Net asset value per share ($45,190,139 ÷ 2,790,425 shares outstanding), no par value, unlimited shares authorized	$16.19
Offering price per share	$16.19
Redemption proceeds per share	$16.19
Institutional Shares:
Net asset value per share ($257,741,925 ÷ 15,805,731 shares outstanding), no par value, unlimited shares authorized	$16.31
Offering price per share	$16.31
Redemption proceeds per share	$16.31
Service Shares:
Net asset value per share ($218,171,204 ÷ 13,466,547 shares outstanding), no par value, unlimited shares authorized	$16.20
Offering price per share	$16.20
Redemption proceeds per share	$16.20
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended October 31, 2015
Investment Income:
Dividends (including $25,076 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $864)			$12,087,386
Income on securities loaned			15,930
TOTAL INCOME			12,103,316
Expenses:
Management fee (Note 5)		$1,787,240
Custodian fees		55,303
Transfer agent fee (Note 2)		564,659
Directors'/Trustees' fees (Note 5)		9,457
Auditing fees		23,800
Legal fees		53,627
Portfolio accounting fees		141,553
Distribution services fee (Note 5)		1,263,471
Other service fees (Notes 2 and 5)		713,423
Share registration costs		58,947
Printing and postage		30,276
Miscellaneous (Note 5)		18,226
TOTAL EXPENSES		4,719,982
Waivers and Reimbursements:
Waiver/reimbursement of management fee (Note 5)	$(236,034)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(869,030)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,105,064)
Net expenses			3,614,918
Net investment income			8,488,398
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			63,084,215
Net realized gain on futures contracts			133,491
Net change in unrealized appreciation of investments			(44,632,752)
Net change in unrealized appreciation of futures contracts			445,505
Net realized and unrealized gain on investments and futures contracts			19,030,459
Change in net assets resulting from operations			$27,518,857
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended October 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,488,398	$8,180,729
Net realized gain on investments and futures contracts	63,217,706	62,476,921
Net change in unrealized appreciation/depreciation of investments and futures contracts	(44,187,247)	21,824,152
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	27,518,857	92,481,802
Distributions to Shareholders:
Distributions from net investment income
Class C Shares	(271,598)	(211,575)
Class R Shares	(440,589)	(387,732)
Institutional Shares	(4,527,126)	(4,095,186)
Service Shares	(3,482,155)	(3,437,969)
Distributions from net realized gain on investments and futures contracts
Class C Shares	(3,821,555)	(3,085,972)
Class R Shares	(4,346,398)	(3,805,896)
Institutional Shares	(26,937,382)	(20,591,089)
Service Shares	(25,795,741)	(20,459,946)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(69,622,544)	(56,075,365)
Share Transactions:
Proceeds from sale of shares	126,737,558	119,761,091
Net asset value of shares issued to shareholders in payment of distributions declared	64,432,717	52,794,551
Cost of shares redeemed	(206,801,787)	(178,741,754)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(15,631,512)	(6,186,112)
Change in net assets	(57,735,199)	30,220,325
Net Assets:
Beginning of period	619,111,614	588,891,289
End of period (including undistributed net investment income of $529,003 and $504,979, respectively)	$561,376,415	$619,111,614
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2015
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the Standard & Poor's 500 Index (“S&P 500”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
Annual Shareholder Report

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class C Shares, Class R Shares, Institutional Shares and Service Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the year ended October 31, 2015, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class C Shares	$38,340	$—
Class R Shares	133,715	(10,094)
Institutional Shares	168,999	(92,668)
Service Shares	223,605	(152,651)
TOTAL	$564,659	$(255,413)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class C Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class C Shares	$99,806
Service Shares	613,617
TOTAL	$713,423
Annual Shareholder Report

For the year ended October 31, 2015, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, maintain exposure to the S&P 500 Index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long contracts held by the Fund throughout the period was $18,911,874. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of October 31, 2015, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$6,573,553	$6,779,623
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for daily variation margin	$(945,749)*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$133,491

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$445,505
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2015		2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	655,380	$10,503,815	383,580	$6,229,713
Shares issued to shareholders in payment of distributions declared	233,536	3,736,566	197,051	3,019,287
Shares redeemed	(621,583)	(9,951,236)	(609,372)	(9,830,098)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	267,333	$4,289,145	(28,741)	$(581,098)
Annual Shareholder Report

Year Ended October 31	2015		2014
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	972,237	$15,752,227	740,750	$12,133,717
Shares issued to shareholders in payment of distributions declared	283,985	4,582,072	265,416	4,104,554
Shares redeemed	(966,957)	(15,663,969)	(1,386,961)	(22,547,791)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	289,265	$4,670,330	(380,795)	$(6,309,520)

Year Ended October 31	2015		2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,006,051	$65,219,637	3,106,592	$51,496,079
Shares issued to shareholders in payment of distributions declared	1,717,698	27,895,971	1,426,665	22,306,927
Shares redeemed	(5,134,327)	(83,638,740)	(4,586,471)	(75,852,704)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	589,422	$9,476,868	(53,214)	(2,049,698)

Year Ended October 31	2015		2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,183,543	$35,261,879	3,065,327	$49,901,582
Shares issued to shareholders in payment of distributions declared	1,748,536	28,218,108	1,505,510	23,363,783
Shares redeemed	(6,020,146)	(97,547,842)	(4,327,458)	(70,511,161)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,088,067)	$(34,067,855)	243,379	$2,754,204
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(942,047)	$(15,631,512)	(219,371)	$(6,186,112)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for regulatory settlement proceeds, return of capital and stock dividend adjustments.
For the year ended October 31, 2015, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(1,642)	$257,094	$(255,452)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
Annual Shareholder Report

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2015 and 2014 was as follows:
	2015	2014
Ordinary income[1]	$16,904,214	$17,509,637
Long-term capital gains	$52,718,330	$38,565,728
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of October 31, 2015, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$2,877,868
Undistributed long-term capital gains	$58,961,617
Net unrealized appreciation	$347,237,540
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, non-taxable dividends and stock dividend adjustments.
At October 31, 2015, the cost of investments for federal tax purposes was $220,841,261. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $347,237,540. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $351,001,861and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,764,321.
5. INVESTMENT MANAGER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2015, the Manager voluntarily waived $211,123 of its fee. In addition, an affiliate of the Manager reimbursed $255,413 of transfer agent fees.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$300,012	$—
Class R Shares	225,731	—
Service Shares	737,728	(613,617)
TOTAL	$1,263,471	$(613,617)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2015, FSC retained $240,029 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2015, FSC retained $3,890 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended October 31, 2015, FSSC received $3,595 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.43%, 1.10%, 0.35% and 0.65% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2017; or (b) the date of the
Annual Shareholder Report

Fund's next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain management fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2015, the Manager reimbursed $24,911. Transactions involving affiliated holdings during the year ended October 31, 2015, were as follows:
	Federated Money Market Management, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2014	30,154,438	22,398,731	52,553,169
Purchases/Additions	99,797,004	124,536,958	224,333,962
Sales/Reductions	(123,171,819)	(130,513,508)	(253,685,327)
Balance of Shares Held 10/31/2015	6,779,623	16,422,181	23,201,804
Value	$6,779,623	$16,422,181	$23,201,804
Dividend Income/Allocated Investment Income	$7,883	$17,193	$25,076
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2015, were as follows:
Purchases	$176,955,307
Sales	$240,496,786
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2015, there were no outstanding loans. During the year ended October 31, 2015, the Fund did not utilize the LOC.
Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2015, there were no outstanding loans. During the year ended October 31, 2015, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2015, the amount of long-term capital gains designated by the Fund was $52,718,330.
For the fiscal year ended October 31, 2015, 69.54% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2015, 67.57% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Index Trust AND SHAREHOLDERS OF Federated max-Cap Index fund:
We have audited the accompanying statement of assets and liabilities of Federated Max-Cap Index Fund (the “Fund”) (one of the portfolios constituting Federated Index Trust), including the portfolio of investments, as of October 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Max-Cap Index Fund, a portfolio of Federated Index Trust, at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2015
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2015 to October 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2015	Ending Account Value 10/31/2015	Expenses Paid During Period[1]
Actual:
Class C Shares	$1,000	$1,000.90	$7.16
Class R Shares	$1,000	$1,002.40	$5.55
Institutional Shares	$1,000	$1,006.30	$1.77
Service Shares	$1,000	$1,004.70	$3.28
Hypothetical (assuming a 5% return before expenses):
Class C Shares	$1,000	$1,018.05	$7.22
Class R Shares	$1,000	$1,019.66	$5.60
Institutional Shares	$1,000	$1,023.44	$1.79
Service Shares	$1,000	$1,021.93	$3.31
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class C Shares	1.42%
Class R Shares	1.10%
Institutional Shares	0.35%
Service Shares	0.65%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised two portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: January 1990	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 1990	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: February 1990	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: February 1990	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Max-Cap Index Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Max-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403
29454 (12/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date April 28, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 28, 2016